Shareholders' Equity - Components of Company's Regulatory Capital (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Less intangible assets
Qualifying preferred stock	$ 5,501	$ 5,501
Basel III Transitional Standardized Approach: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common shareholders' equity	41,797	40,630
Less intangible assets
Goodwill (net of deferred tax liability)	(8,203)	(8,295)
Other disallowed intangible assets	(427)	(335)
Other	553	612
Total common equity tier 1 capital	33,720	32,612
Qualifying preferred stock	5,501	5,501
Noncontrolling interests eligible for tier 1 capital	203	318
Other	(3)
Total tier 1 capital	39,421	38,431
Eligible portion of allowance for credit losses	4,357	4,255
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,576	2,616
Other	1	11
Total tier 2 capital	7,934	6,882
Total risk-based capital	47,355	45,313
Risk-weighted assets	358,237	341,360
Basel III transitional advanced approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common shareholders' equity	41,797	40,630
Less intangible assets
Goodwill (net of deferred tax liability)	(8,203)	(8,295)
Other disallowed intangible assets	(427)	(335)
Other	553	612
Total common equity tier 1 capital	33,720	32,612
Qualifying preferred stock	5,501	5,501
Noncontrolling interests eligible for tier 1 capital	203	318
Other	(3)
Total tier 1 capital	39,421	38,431
Eligible portion of allowance for credit losses	1,266	1,204
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,576	2,616
Other	1	11
Total tier 2 capital	4,843	3,831
Total risk-based capital	44,264	42,262
Risk-weighted assets	$ 277,141	$ 261,668